Bank Loans and Notes Payable (Tables)	12 Months Ended
Dec. 31, 2023
Bank Loans and Notes Payable [Abstract]
Summary of Detailed Information About Borrowings

		As of December 31, (1)
													Carrying		Fair		Carrying
													Value at		Value at		Value at
(in millions of Mexican pesos)	2024		2025		2026		2027		2028		2029 and Thereafter		December 31, 2023		December 31, 2023		December 31, 2022
Short-term debt:
Fixed-rate debt:
Euros
Bank loans	Ps.	15	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	15	Ps.	15		—
Interest rate		2.6%		—%		—%		—%		—%		—%		2.6%		—		—%
Argentine pesos
Bank loans		72		—		—		—		—		—		72		72	Ps.	—
Interest rate		130.0%		—%		—%		—%		—%		—%		130.0%		—%		—%
Chilean pesos
Bank loans		633		—		—		—		—		—		633		633		1,072
Interest rate		9.6%		—%		—%		—%		—%		—%		9.6%		—		12.3%
Variable-rate debt:
Mexican pesos
Bank loans		979		—		—		—		—		—		979		978		790
Interest rate		13.3%		—%		—%		—%		—%		—%		13.3%		—		12.5%
Chilean pesos
Bank loans		754		—		—		—		—		—		754		754		—
Interest rate		9.2%		—%		—%		—%		—%		—		9.2%				—%
Total short-term debt	Ps.	2,453	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	2,453	Ps.	2,452	Ps.	1,862

(1)All interest rates shown in this table are weighted average contractual annual rates.

		As of December 31, (1)

													Carrying Value at December 31, 2023		Fair Value at December 31, 2023		Carrying Value at December 31, 2022⁽¹⁾
											2029 and Thereafter
(in millions of Mexican pesos)	2024		2025		2026		2027		2028
Long-term debt:
Fixed-rate debt:
Euro
Senior unsecured notes	Ps.	—	Ps.	—	Ps.	9,064	Ps.	—	Ps.	5,473	Ps.	4,451	Ps.	18,988	Ps.	18,088	Ps.	24,563
Interest rate		—%		—%		2.6%		—%		0.5%		1.0%		1.6%		—		0.8%
Promissory notes		616		—		—		168		—		280		1,064		1,064		2,448
Interest rate		1.1%		—%		—%		2.1%		—%		2.4%		1.3%		—		1.4%
Swiss franc		—
Promissory notes		463		—		—		—		—		—		463		463		482
Interest rate		0.8%		—%		—%		—%		—%		—%		0.8%		—		0.8%
U.S. dollars
Yankee bond (2)		—		—		—		—		—		36,352		36,352		33,719		41,429
Interest rate		—%		—%		—%		—%		—%		3.1%		3.1%		—		3.1%
Bank of NY (FEMSA USD 2023)		—		—		—		—		—		—		—		—		5,808
Interest rate (1)		—%		—%		—%		—%		—%		—%		—%		—		2.9%
Bank of NY (FEMSA USD 2043)		—		—		—		—		—		7,121		7,121		6,379		13,405
Interest rate (1)		—%		—%		—%		—%		—%		4.4%		4.4%		—		4.4%
Bank of NY (FEMSA USD 2050)		—		—		—		—		—		26,162		26,162		19,917		48,170
Interest rate (1)		—%		—%		—%		—%		—%		3.5%		3.5%		—		3.5%
Bank loans		1,968		115		—		—		—		—		2,083		2,083		2,320
Interest rate		3.6%		6.7%		—%		—%		—%		—%		3.8%		—		5.1%
Mexican pesos
(CEBUR MXN L22-2L)		—		—		—		—		—		8,434		8,434		8,678		8,436
Interest rate (1)		—%		—%		—%		—%		—%		9.7%		9.7%		—		9.7%
Domestic senior notes		—		—		—		8,495		9,960		5,491		23,946		22,439		31,438
Interest rate		—%		—		—		7.9%		7.4%		10.0%		8.1%		—		7.5%
Bank loans		184		24		91		194		151		—		644		644		429
Interest rate		11.0%		8.7%		9.5%		12.0%		12.8%		—%		11.4%		—		10.0%
Brazilian reais
Bank loans		21		—		—		—		—		—		21		21		56
Interest rate		6.9%		—%		—%		—%		—%		—%		6.9%		—		7.0%
Chilean pesos
Bank loans		27		—		—		—		—		—		27		27		317
Interest rate		9.3%		—%		—%		—%		—%		—%		9.3%		—		1.2%
Uruguayan pesos
Bank loans		—		—		—		—		—		—		—		—		976
Interest rate		—%		—%		—%		—%		—%		—%		—%		—		6.3%
Subtotal	Ps.	3,279	Ps.	139	Ps.	9,155	Ps.	8,857	Ps.	15,584	Ps.	88,291	Ps.	125,305	Ps.	113,522	Ps.	180,277

(1)All interest rates shown in this table are weighted average contractual annual rates.

		As of December 31, (1)

													Carrying Value at December 31, 2023		Fair Value at December 31, 2023		Carrying Value at December 31, 2022⁽¹⁾
											2029 and Thereafter
(in millions of Mexican pesos)	2024		2025		2026		2027		2028
Variable-rate debt:
Euro
Promissory notes	Ps.	1,700	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	1,700	Ps.	1,700	Ps.	2,560
Interest rate		4.8%		—%		—%		—%		—%		—%		4.8%		—		1.1%
Swiss franc
Promissory notes		603		—		—		—		—		—		603		603		691
Interest rate		2.1%		—%		—%		—%		—%		—%		2.1%		—		0.8%
Mexican pesos
(CEBUR MXN L22)		—		—		—		826		—		—		826		832		827
Interest rate (1)		—%		—%		—%		11.6%		—%		—%		11.6%		—		10.9%
Domestic senior notes		—		1,728		2,925		—		—		—		4,653		4,650		4,650
Interest rate (1)		—%		11.6%		11.6%		—%		—%		—%		11.6%		—		10.4%
Bank Loans		410		10		—		434		416		—		1,270		1,270		542
Interest rate (1)		12.8%		13.7%		—%		13.6%		12.7%		—%		13.0%		—		12.9%
Brazilian reais
Bank loans		6		6		2		—		—		—		14		14		28
Interest rate		8.8%		8.9%		8.9%		—%		—%		—%		8.9%		—		9.8%
Colombian pesos
Bank loans		—		—		—		—		—		—		—		—		33
Interest rate		—%		—%		—%		—%		—%		—%		—%		—		5.9%
Chilean pesos
Bank loans		—		—		—		—		—		—		—		—		271
Interest rate		—%		—%		—%		—%		—%		—%		—%		—		4.9%
Subtotal	Ps.	2,719	Ps.	1,744	Ps.	2,927	Ps.	1,260	Ps.	416	Ps.	—	Ps.	9,066	Ps.	9,069	Ps.	9,602
Total long-term debt	Ps.	5,998	Ps.	1,883	Ps.	12,082	Ps.	10,117	Ps.	16,000	Ps.	88,291	Ps.	134,371	Ps.	122,591	Ps.	189,879
Current portion of long-term debt														(5,998)				(16,479)
													Ps.	136,824			Ps.	191,741

(1)All interest rates shown in this table are weighted average contractual annual rates.

(2)Interest rate derivatives that have been designated as fair value hedge relationships have been used by Coca-Cola FEMSA to mitigate the volatility in the fair value of existing financing instruments due to changes in floating interest rate benchmarks. Gains and losses on these instruments are recorded in “Market value (gain) loss on financial instruments” in the period in which they occur. During 2022, the Company applied hedging to a portion of the Senior Notes of US$ 705, which are linked to an interest rate swap. Starting in 2022, the hedging gain or loss adjust the carrying amount of the hedged item and is recognized in the consolidated income statement under “Market value (gain) loss in financial instruments”. During the year ended December 31, 2023, the Company recognized a loss of Ps. 371 in the consolidated income statement under “Market value (gain) loss in financial instruments”, which offsets the loss on interest rate derivatives used to hedge debt denominated in USD, that resulted from increases in interest rates.

Summary of Financial Instruments by Type of Interest Rate

											2029 and	Total		Total
Hedging Derivative Financial Instruments (1)	2024		2025		2026		2027		2028		Thereafter	2023		2022
	(notional amounts in millions of Mexican pesos)														`
Cross-currency swaps:
U.S. dollars to Mexican pesos
Fixed to a variable (3) (4)	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	6,031	Ps.	6,031	Ps.	15,082
Interest pay rate		—%		—		—		—		—	56.1%		56.1%		7.4%
Interest receive rate		—%		—		—		—		—	3.6%		3.6%		3.9%
Fixed to fixed		—		—		—		—		—	10,000		10,000		11,743
Interest pay rate		—%		—		—		—		—	8.9%		8.9%		8.8%
Interest receive rate		—%		—		—		—		—	3.5%		3.5%		3.5%
Fixed to fixed (2)
Interest pay rate		—		—		—		—		—	9.4%		9.4%		9.4%
Interest receive rate		—		—		—		—		—	4.4%		4.4%		4.4%
U.S. dollars to Euro
Fixed to fixed		—		—		—		—		6,009	4,931		10,940		22,130
Interest pay rate		—		—		—		—		1.7%	2.1%		1.9%		2.4%
Interest receive rate		—		—		—		—		0.5%	1.0%		0.7%		3.5%
U.S. dollars to Brazilian reais
Fixed to variable		—		—		—		4,223		1,689	—		5,912		6,777
Interest pay rate		—		—		—		12.4%		2.8%	—		11.6%		11.5%
Interest receive rate		—		—		—		2.1%		2.8%	—		2.3%		2.1%
Fixed to fixed		8,109		—		—		—		—	—		8,109		9,294
Interest pay rate		8.0%		—		—		—		—	—		8.0%		11.5%
Interest receive rate		2.8%		—		—		—		—	—		2.8%		3.2%
Colombian pesos
Fixed to fixed		—		—		—		—		987	—		987		1,476
Interest pay rate		—%		—		—		—		6.3%	—		6.3%		6.8%
Interest receive rate		—%		—		—		—		2.8%	—		2.8%		2.6%
Interest rate swaps:
Fixed to variable rate:		—		—		—		—		—	8,447		8,447		9,681
Interest pay rate		—		—		—		—		—	5.7%		5.7%		5.0%
Interest receive rate		—		—		—		—		—	1.9%		1.9%		—%
Variable to a fixed rate:		1,943		—		—		—		—	—		1,943		2,905
Interest pay rate		3.6%		—%		—		—		—	—		3.6%		4.1%
Interest receive rate		1.9%		—%		—		—		—	—		1.9%		1.9%
Variable to fixed rate (3):
Interest pay rate		—		—		—		—		—	—		—		7.2%
Interest receive rate		—		—		—		—		—	—		—		7.0%
Total		10,052		—		—		4,223		8,685	29,409		52,369		79,088

(1)All interest rates shown in this table are weighted average contractual annual rates.

(2)Cross Currency swaps which covers U.S. dollars to Mexican pesos with a notional of Ps.6,031, that have a starting date in 2023; receiving a fixed rate of 4.4% and pay a fixed rate of 9.4%.

(3)Interest rate swaps with a notional amount of Ps.8,447 that receive a variable rate of 7.0% and pay a fixed rate of 7.2%; joined with a cross-currency swaps, which covers U.S. dollars to Mexican pesos, that receives a fixed rate of 4.4% and pay a variable rate of 9.4%.

(4)In 2023, the Company had an unwind of part of its cross currency swaps related with the debt prepayment.

Summary of Interest Expense
For the years ended December 31, 2023, 2022 and 2021, the interest expense is comprised as follows:

	2023		2022 (Revised)		2021 (Revised)
Interest on debts and borrowings	Ps.	8,555	Ps.	8,129	Ps.	9,356
Interest expense charges for employee benefits (Note 17.4)		590		553		476
Derivative instruments		(1,891)		1,795		1,970
Finance operating charges		821		(413)		(290)
Interest expense for leases liabilities (Note 12)		6,841		5,789		5,118
	Ps.	14,916	Ps.	15,853	Ps.	16,630

Disclosure of Interest Income
For the years ended December 31, 2023, 2022 and 2021, the interest income is comprised as follows:

	2023		2022 (Revised)		2021 (Revised)
Tender Offer gain	Ps.	6,961	Ps.	—	Ps.	—
Interest on investments		9,566		3,782		1,465
Finance operating products		514		—		—
Others		568		(13)		23
	Ps.	17,609	Ps.	3,769	Ps.	1,488

Summary of Liabilities Arising from Financing Activities

	Carrying												Carrying
	Value at												Value at
	January 1, 2023		Cash Flows		Non-cash effects								December 31, 2023
									Foreign
					Business		New leases		Exchange		Others (1)
					Acquisitions / Disposal				Income
									(Loss)
Bank loans	Ps.	12,893	Ps.	(1,526)	Ps.	3	Ps.	—	Ps.	(852)	Ps.	—	Ps.	10,518
Notes payable		178,848		(30,657)		—		—		(15,364)		(6,521)		126,306
Total liabilities from financing activities		191,741		(32,183)		3		—		(16,216)		(6,521)		136,824
Lease liabilities		93,317		(16,171)		48		20,698		(1,891)		72		96,073
Total financing activities	Ps.	285,058	Ps.	(48,354)	Ps.	51	Ps.	20,698	Ps.	(18,107)	Ps.	(6,449)	Ps.	232,897

(1) Includes mainly remeasurements of leases, and amortized costs.

	Carrying
	Value at												Carrying
	January												Value at
	1, 2022		Cash Flows (2)		Non-cash effects								December 31, 2022
									Foreign
					Acquisition		New leases		Exchange		Others (1)
									Income
									(Loss)
Bank loans	Ps.	7,580	Ps.	(415)	Ps.	6,181	Ps.	—	Ps.	(78)	Ps.	(375)	Ps.	12,893
Notes payable		183,005		6,718		—		—		(8,957)		(1,919)		178,848
Total liabilities from financing activities		190,585		6,303		6,181		—		(9,034)		(2,294)		191,741
Lease liabilities		62,355		(15,108)		21,933		10,686		(356)		13,807		93,317
Total financing activities	Ps.	252,940	Ps.	(8,805)	Ps.	28,114	Ps.	10,686	Ps.	(9,390)	Ps.	11,513	Ps.	285,058

(1)Includes mainly remeasurements of leases, and amortization of transaction costs.
(2)Cash flows of Total liabilities from financing activities include Ps. 5,973 from continuing operations and Ps. 330 from discontinued operations.

	Carrying
	Value at												Carrying
	January												Value at
	1, 2021		Cash Flows (2)		Non-cash effects								December 31, 2021
									Foreign
					Acquisition		New leases		Exchange		Others (1)
									Income
									(Loss)
Bank loans	Ps.	19,430	Ps.	(11,015)	Ps.	—	Ps.	—	Ps.	(939)	Ps.	104	Ps.	7,580
Notes payable		169,235		12,156		—		—		1,614		—		183,005
Total liabilities from financing activities		188,665		1,141		—		—		675		104		190,585
Lease liabilities		58,308		(12,325)		1,540		7,871		(798)		7,759		62,355
Total liabilities from financing activities		246,973		(11,184)		1,540		7,871		(123)		7,863		252,940

(1)Includes mainly remeasurements of leases, and amortization of transaction costs.
(2)Cash flows of Total liabilities from financing activities include Ps. 1,146 from continuing operations and Ps. (5) from discontinued operations.